LEASES - Components of Lease Cost of Continuing Operations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of lease cost
Finance lease cost:- Amortization of right-of-use assets	¥ 440,629	¥ 495,074	¥ 557,075
Finance lease cost:- Interest on lease liabilities	562,968	613,909	632,183
Operating lease cost	330,943	351,104	356,163
Short-term lease cost	61,189	54,215	44,103
Variable lease cost (Note)	(3,358)	(4,835)	(47,729)
Total lease cost	1,392,371	1,509,467	1,541,795
Lease concessions granted			45,291
Variable lease cost (credit) recognized for certain finance leases with floating interest rate	¥ 3,358	¥ 4,835	¥ 2,438